Vessels in Operation, less Accumulated Depreciation	12 Months Ended
Dec. 31, 2017
Property Plant And Equipment [Abstract]
Vessels in Operation, less Accumulated Depreciation
4.	Vessels in Operation, less Accumulated Depreciation

	December 31, 2017	December 31, 2016
Cost	$1,003,440	$1,095,275
Accumulated Depreciation	(318,037)	(283,743)
Vessel impairment during period	(87,624)	(92,422)
Net book value	$597,779	$719,110

Whilst charter rates in the spot market and asset values saw improvements through 2017, taking into account the seasonal as well as cyclical nature of the container shipping industry, the recovery is not considered to have been sufficiently sustained not to undertake a fleet-wide review for impairment as at December 31, 2017; which resulted in an impairment charge on five vessels, totalling $87,624, being recognised in the three months ended December 31, 2017.

In October 2017, a new charter of GSL Tianjin was agreed with CMA CGM for a period of three to eight months (at the charterer’s option) at a fixed rate of $13,000 per day, commencing October 25, 2017, immediately upon re-delivery from its previous charter to OOCL. The new charter triggered the performance of an impairment test on the vessel. No impairment was identified.

An impairment test was performed on all vessels as at December 31, 2016 (see note 3), which resulted in an impairment charge on four vessels, totalling $63,065, being recognised in the three months ended December 31, 2016.

Impairment tests were performed on two of the group’s vessels as at July 31, 2016, following amendments to the terms of their charters (see note 3), which resulted in an impairment charge of $29,357 being recognised in the three months ended September 30, 2016.

Ville d’Aquarius and Ville d’Orion were redelivered at the end of their charters during the fourth quarter of 2015 and the sales of the vessels were agreed and completed in November 2016 and December 2015, respectively. These vessels were impaired as at September 30, 2015 by $22,203 and $22,497 respectively to their fair value less estimated costs to sell. Following completion of the sales, a gain on sale was recognised in the amount of $93, measured against the revised carrying value, and this is presented in Other Operating Income in the Consolidated Statements of Income.

Variations in net book value of vessels, including drydocking, are presented below:

	December 31, 2017	December 31, 2016
Opening balance	$719,110	$846,939
Additions in the period	4,260	7,370
Depreciation expense	(37,967)	(42,777)
Vessel impairment	(87,624)	(92,422)
Closing balance	$597,779	$719,110

As of December 31, 2017, all of the 18 vessels were pledged as collateral under the 2022 Notes and the Secured Term Loan (see note 7).